Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The following is a summary of the Company’s related party transactions during the years ended December 31, 2019 and 2018:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2019	2018
IESO	Power purchased	1,808	1,636
	Revenues for transmission services	1,636	1,672
	Amounts related to electricity rebates	692	477
	Distribution revenues related to rural rate protection	240	239
	Distribution revenues related to the supply of electricity to remote northern communities	35	35
	Funding received related to Conservation and Demand Management programs	42	62
OPG	Power purchased	8	10
	Revenues related to provision of services and supply of electricity	8	8
	Costs related to the purchase of services	1	—
OEFC	Power purchased from power contracts administered by the OEFC	2	2
OEB	OEB fees	9	8
Hydro One Limited	Return of stated capital	748	544
	Dividends paid	1	6
	Stock-based compensation costs	10	28
	Cost recovery for services provided	14	15
Hydro One Telecom	Services received – costs expensed	21	23
	Revenues for services provided	3	3
2587264 Ontario Inc.	Preferred shares redeemed	486	—
	Dividends paid	2	9